Provisions - Summary of Changes in Group's Provisions (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non current [member]
Disclosure of provisions [line items]
Provisions beginning balance	$ 144,768	$ 83,388	$ 54,734
Increases charged to expenses	23,462	27,564	10,126
Decreases charged to income	(11,804)	(5,371)	(14,621)
Amounts incurred due to payments/utilization	(43)	(73)	(76)
Net exchange and translation differences	51,185	43,103	50,995
Increases due to business combination			465
Result from net monetary position	(35)	(92)	(204)
Reclassifications and other movements	(21,045)	(3,751)	(18,031)
Provisions ending balance	186,488	144,768	83,388
Non current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	43,833	21,235	11,667
Increases charged to expenses	8,917	18,460	3,320
Decreases charged to income	(6,331)	(2,358)	(371)
Amounts incurred due to payments/utilization	(43)	(73)	(76)
Net exchange and translation differences	9,475	7,405	6,826
Result from net monetary position	(35)	(92)	(204)
Reclassifications and other movements	(5,447)	(744)	73
Provisions ending balance	50,369	43,833	21,235
Non current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	3,828	3,720	1,196
Increases charged to expenses	3,428	1,695	3,021
Decreases charged to income	(224)	(63)
Net exchange and translation differences	525	479	495
Increases due to business combination			465
Reclassifications and other movements	(2,026)	(2,003)	(1,457)
Provisions ending balance	5,531	3,828	3,720
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	97,107	58,433	41,871
Increases charged to expenses	11,117	7,409	3,785
Decreases charged to income	(5,249)	(2,950)	(14,250)
Net exchange and translation differences	41,185	35,219	43,674
Reclassifications and other movements	(13,572)	(1,004)	(16,647)
Provisions ending balance	130,588	97,107	58,433
Current [member]
Disclosure of provisions [line items]
Provisions beginning balance	5,460	4,529	2,442
Increases charged to expenses	219	9	357
Decreases charged to income	(1,039)	(744)	(266)
Amounts incurred due to payments/utilization	(2,760)	(4,789)	(2,576)
Net exchange and translation differences	1,470	1,628	1,309
Result from net monetary position			66
Reclassifications and other movements	2,783	4,827	3,197
Provisions ending balance	6,133	5,460	4,529
Current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,285	1,123	688
Increases charged to expenses	219	9	357
Decreases charged to income	(1,039)	(744)	(266)
Amounts incurred due to payments/utilization	(132)	(194)	(129)
Net exchange and translation differences	498	443	471
Result from net monetary position			66
Reclassifications and other movements	1,103	648	(64)
Provisions ending balance	1,934	1,285	1,123
Current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,910	1,622	1,018
Amounts incurred due to payments/utilization	(1,330)	(1,821)	(933)
Net exchange and translation differences	12	106	80
Reclassifications and other movements	2,026	2,003	1,457
Provisions ending balance	2,618	1,910	1,622
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	2,265	1,784	736
Amounts incurred due to payments/utilization	(1,298)	(2,774)	(1,514)
Net exchange and translation differences	960	1,079	758
Reclassifications and other movements	(346)	2,176	1,804
Provisions ending balance	$ 1,581	$ 2,265	$ 1,784